INVENTORIES	3 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

At March 31, 2018, December 31, 2017 and 2016, the inventory balances consisted of the following:

	2018	2017	2016

Finished product	$809,680	$1,007,291	$-
Raw materials	1,471,666	764,810	219,105
Work in process	123,661	20,213	-
	$2,405,007	$1,792,314	$219,105